Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation)(Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	$ 346	$ 353
Net actuarial (gain)/loss	6,539	9,601
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	(1,163)	34
Net actuarial (gain)/loss	$ (755)	$ 67